UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

Cash Management Fund Institutional

Cash Management Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the Fund owned approximately 11% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.4%
Banco Bilbao Vizcaya Argentaria SA:
2.775%, 11/14/2008	97,700,000	97,702,964
2.795%, 12/4/2008	110,000,000	110,006,550
3.09%, 3/9/2009	120,000,000	120,002,609
Banco Santander SA:
2.67%, 10/3/2008	61,200,000	61,199,756
2.89%, 11/10/2008	100,000,000	100,003,251
3.0%, 12/9/2008	50,000,000	50,000,000
Bank of Scotland PLC:

4.5%, 11/19/2008	120,000,000	120,000,000
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of The West, 2.815%, 10/8/2008	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.69%, 10/24/2008	100,000,000	100,000,000
2.84%, 11/18/2008	130,000,000	130,000,000
2.85%, 10/8/2008	300,000,000	300,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	247,650,000	247,650,000
3.15%, 12/8/2008	70,750,000	70,750,000
3.17%, 2/19/2009	200,000,000	200,000,000
3.18%, 3/3/2009	75,000,000	75,000,000
BNP Paribas:
2.85%, 12/31/2008	140,000,000	140,003,430
3.08%, 3/5/2009	50,000,000	50,000,000
Calyon:
3.0%, 10/22/2008	85,350,000	85,350,000
3.02%, 10/23/2008	200,000,000	200,000,000
3.05%, 2/5/2009	10,000,000	9,996,173
3.13%, 1/12/2009	2,500,000	2,500,189
3.14%, 3/5/2009	150,000,000	150,000,000
Canadian Imperial Bank of Commerce:
2.83%, 11/10/2008	127,500,000	127,500,000
2.89%, 10/9/2008	57,000,000	57,000,000
Credit Agricole SA, 2.9%, 12/1/2008	77,000,000	77,000,000
Credit Industriel et Commercial:
2.97%, 11/14/2008	31,000,000	31,000,188
3.045%, 10/14/2008	125,500,000	125,500,225
Dexia Credit Local, 2.84%, 11/14/2008	200,000,000	200,000,000
DNB NOR Bank ASA, 3.07%, 3/9/2009	212,600,000	212,600,000
Fortis Bank SA, 3.0%, 10/22/2008	150,000,000	150,000,000
Intesa Sanpaolo SpA:
2.81%, 11/14/2008	67,000,000	67,000,812
3.02%, 12/29/2008	224,000,000	224,000,000
Landesbank Hessen-Thueringen Girozentrale, 2.9%, 10/9/2008	200,000,000	200,000,000
Lloyds TSB Bank PLC:
2.61%, 10/20/2008	100,000,000	100,000,000
2.62%, 10/8/2008	162,000,000	162,000,000
2.62%, 10/10/2008	138,300,000	138,300,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd.:
2.67%, 10/14/2008	57,100,000	57,100,000
2.7%, 10/21/2008	50,000,000	50,000,000
2.82%, 10/16/2008	150,000,000	150,000,000
2.82%, 10/20/2008	146,000,000	146,000,000
2.82%, 10/21/2008	75,000,000	75,000,000
Norinchukin Bank:
2.65%, 10/14/2008	210,000,000	210,000,000
2.8%, 11/21/2008	50,000,000	49,999,816
Rabobank Nederland NV:
2.7%, 11/13/2008	270,850,000	270,850,000
2.75%, 11/7/2008	95,000,000	95,004,708
3.0%, 2/26/2009	127,750,000	127,750,000
Skandinaviska Enskilda Banken AB:
2.805%, 11/19/2008	65,000,000	65,000,439
2.81%, 12/12/2008	75,000,000	75,001,490
Societe Generale, 2.89%, 10/9/2008	175,000,000	175,000,000

Toronto-Dominion Bank, 2.65%, 10/6/2008	7,000,000	6,999,995
Wells Fargo Bank NA, 2.64%, 10/27/2008	6,000,000	5,999,999

Total Certificates of Deposit and Bank Notes (Cost $6,398,272,594)		6,398,272,594
Commercial Paper 23.2%
Issued at Discount** 22.9%
Abbey National North America LLC, 2.6%, 10/22/2008	66,000,000	65,899,900
Alcon Capital Corp.:
2.25%, 1/21/2009	100,000,000	99,300,000
2.49%, 12/17/2008	100,000,000	99,467,417
2.5%, 5/8/2009	50,000,000	49,239,583
Alpine Securitization:
2.48%, 10/2/2008	5,000,000	4,999,656
2.6%, 10/2/2008	80,000,000	79,994,222
ASB Finance Ltd., 3.1%, 3/6/2009	100,000,000	98,656,667
AT&T, Inc.:
2.22%, 10/20/2008	25,000,000	24,970,708
2.24%, 11/13/2008	150,000,000	149,598,667
2.25%, 10/20/2008	100,000,000	99,881,250
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.96%, 12/18/2008	68,900,000	68,458,121
2.96%, 12/23/2008	80,000,000	79,454,044
Danske Corp.:
2.51%, 10/6/2008	200,000,000	199,930,278
2.73%, 12/12/2008	44,000,000	43,759,760
2.74%, 12/5/2008	200,000,000	199,010,556
General Electric Capital Corp.:
2.22%, 10/9/2008	12,600,000	12,593,784
2.53%, 10/1/2008	300,000,000	300,000,000
2.7%, 12/15/2008	61,500,000	61,154,062
2.84%, 2/4/2009	300,000,000	297,018,000
2.84%, 2/6/2009	225,000,000	222,728,000
Greenwich Capital Holdings, Inc., 2.85%, 10/6/2008	120,000,000	119,952,500
Giro Balanced Funding Corp., 2.745%, 10/1/2008	115,000,000	115,000,000
ING (US) Funding LLC, 2.695%, 10/21/2008	1,600,000	1,597,604
Johnson & Johnson:
2.05%, 4/28/2009	80,000,000	79,047,889
2.09%, 10/23/2008	19,500,000	19,475,094
2.1%, 10/14/2008	4,000,000	3,996,967
2.2%, 1/29/2009	100,000,000	99,266,667
2.25%, 1/20/2009	100,000,000	99,306,250
2.25%, 1/23/2009	100,000,000	99,287,500
KBC Financial Products International Ltd., 2.85%, 11/3/2008	75,000,000	74,804,062
Kitty Hawk Funding Corp., 2.85%, 10/2/2008	26,881,000	26,878,872
Kreditanstalt fuer Wiederaufbau, 2.12%, 10/6/2008	3,084,000	3,083,092
Market Street Funding LLC, 2.64%, 10/1/2008	87,000,000	87,000,000
Nestle Capital Corp:
2.3%, 3/19/2009	75,000,000	74,190,208
2.5%, 5/5/2009	50,000,000	49,250,000
Pfizer, Inc., 2.52%, 3/2/2009	50,000,000	49,468,000
Procter & Gamble International Funding SCA:
2.15%, 11/12/2008	50,000,000	49,874,583
2.19%, 10/24/2008	98,000,000	97,862,882
2.23%, 1/29/2009	30,000,000	29,777,000
2.23%, 2/6/2009	80,000,000	79,365,689
2.23%, 2/12/2009	60,000,000	59,501,967

2.23%, 2/20/2009	100,000,000	99,120,389
2.23%, 2/26/2009	10,000,000	9,908,322
2.25%, 10/10/2008	35,000,000	34,980,312
Royal Bank of Scotland Group PLC, 2.955%, 10/21/2008	200,000,000	199,671,667
Salisbury Receivables Co., LLC, 2.52%, 10/3/2008	20,000,000	19,997,200
Sheffield Receivables Corp., 2.45%, 10/1/2008	14,405,000	14,405,000
Societe Generale North America, Inc.:
2.81%, 10/16/2008	71,000,000	70,916,871
2.87%, 12/22/2008	96,000,000	95,372,427
2.935%, 12/22/2008	43,500,000	43,209,190
3.15%, 10/22/2008	300,000,000	299,448,750
Suncorp-Metway Ltd., 3.02%, 11/3/2008	79,000,000	78,781,302
Swedbank AB:
2.99%, 11/3/2008	40,000,000	39,890,367
3.0%, 11/4/2008	120,000,000	119,660,000
3.0%, 11/10/2008	33,200,000	33,089,333
Toronto Dominion Holdings (USA), Inc., 2.54%, 10/17/2008	1,524,000	1,522,280
Toyota Motor Credit Corp.:
2.53%, 10/14/2008	130,000,000	129,881,230
2.88%, 12/30/2008	72,000,000	71,481,600
United Parcel Service, Inc., 3.25%, 12/17/2008	17,900,000	17,775,570
Victory Receivables Corp., 2.6%, 10/3/2008	31,400,000	31,395,464
Westpac Banking Corp.:
2.71%, 11/10/2008	40,000,000	39,879,556
2.72%, 11/13/2008	140,000,000	139,545,156

		5,164,033,487
Issued at Par 0.3%
CHI Catholic Health Initiatives, 2.65%, 12/31/2008	55,063,000	55,063,000

Total Commercial Paper (Cost $5,219,096,487)		5,219,096,487
Government & Agency Obligations 4.9%
US Government Sponsored Agencies 0.8%
Federal Home Loan Bank:
Zero Coupon, 10/1/2008	17,977,000	17,977,000
0.087% **, 10/7/2008	90,000,000	89,998,500
0.429% **, 10/9/2008	904,000	903,849
2.61%, 6/3/2009	30,000,000	30,000,000
Federal Home Loan Mortgage Corp., 5.0%, 1/16/2009	40,000,000	40,256,526

		179,135,875
US Treasury Obligations 4.1%
US Treasury Bills:
1.45% **, 8/27/2009	250,000,000	246,677,083
1.69% **, 1/8/2009	200,000,000	199,070,500
1.76% **, 9/24/2009	475,000,000	466,686,445

		912,434,028

Total Government & Agency Obligations (Cost $1,091,569,903)		1,091,569,903
Short Term Notes* 17.3%
Abbey National Treasury Services PLC:
2.727%, 2/13/2009	50,000,000	50,000,000
2.733%, 10/2/2008	87,000,000	86,999,837
3.01%, 2/20/2009	187,250,000	187,250,000
3.596%, 4/24/2009	125,500,000	125,500,000
American Honda Finance Corp., 144A, 3.341%, 3/25/2009	100,000,000	100,000,000

ANZ National (International) Ltd., 3.036%, 7/10/2009	96,000,000	96,000,000
Australia & New Zealand Banking Group Ltd., 3.02%, 7/2/2009	199,350,000	199,346,143
Bank of America NA, 2.987%, 7/6/2009	195,000,000	195,000,000
Bank of Scotland PLC, 3.008%, 6/5/2009	123,250,000	123,250,000
Banque Federative du Credit Mutuel, 2.959%, 8/27/2010	217,000,000	217,000,000
Barclays Bank PLC, 4.208%, 2/27/2009	30,000,000	30,000,000
BNP Paribas, 3.013%, 5/13/2009	84,100,000	84,100,000
Commonwealth Bank of Australia, 2.816%, 12/18/2008	72,000,000	71,996,002
Credit Agricole SA, 144A, 3.433%, 7/22/2009	296,500,000	296,500,000
General Electric Capital Corp., 3.216%, 9/24/2009	135,000,000	135,000,000
ING Bank NV, 3.726%, 3/26/2009	84,000,000	84,000,000
Intesa Sanpaolo SpA, 2.987%, 5/13/2009	125,000,000	125,000,000
KBC Bank NV, 2.838%, 12/16/2008	75,000,000	75,000,000
Metropolitan Life Global Funding I:
144A, 3.041%, 5/11/2009	66,500,000	66,500,000
3.163%, 4/13/2009	35,000,000	35,000,000
National Australia Bank Ltd.:
3.001%, 4/7/2009	125,750,000	125,750,000
3.008%, 2/19/2009	179,750,000	179,750,000
Natixis, 3.065%, 4/6/2009	268,500,000	268,500,000
Procter & Gamble International Funding SCA, 2.878%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV:
2.784%, 11/14/2008	195,000,000	195,000,000
144A, 2.992%, 10/9/2009	179,250,000	179,250,000
Royal Bank of Canada, 2.887%, 7/15/2009	171,500,000	171,500,314
Svenska Handelsbanken, Inc., 144A, 3.15%, 5/26/2009	25,000,000	25,000,000
Toyota Motor Credit Corp.:
1.83%, 3/12/2009	110,000,000	110,000,000
1.83%, 3/19/2009	100,000,000	100,000,000
2.746%, 11/17/2008	100,000,000	100,000,000

Total Short Term Notes (Cost $3,902,192,296)		3,902,192,296
Time Deposits 12.3%
Bank of Montreal, 0.01%, 10/1/2008	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.0%, 10/1/2008	268,264,961	268,264,961
KBC Bank NV:
0.01%, 10/1/2008	200,000,000	200,000,000
5.5%, 10/1/2008	500,000,000	500,000,000
6.0%, 10/1/2008	175,000,000	175,000,000
PNC Bank NA, 0.01%, 10/1/2008	350,000,000	350,000,000
Royal Bank of Canada, 0.25%, 10/1/2008	410,000,000	410,000,000
Royal Bank of Scotland PLC, 4.5%, 10/1/2008	124,000,000	124,000,000
Societe Generale, 0.25%, 10/1/2008	300,000,000	300,000,000
US Bank NA, 0.01%, 10/1/2008	200,000,000	200,000,000

Total Time Deposits (Cost $2,777,264,961)		2,777,264,961
Repurchase Agreements 11.8%
Banc of America Securities LLC, 2.15%, dated 9/30/2008, to be repurchased at $335,909,870 on 10/1/2008 (a)	335,889,810	335,889,810
BNP Paribas, 0.15%, dated 9/30/2008, to be repurchased at $840,003,500 on 10/1/2008 (b)	840,000,000	840,000,000
BNP Paribas, 0.6%, dated 9/30/2008, to be repurchased at $70,979,753 on 10/1/2008 (c)	70,978,570	70,978,570
BNP Paribas, 1.7%, dated 9/30/2008, to be repurchased at $802,373,995 on 10/1/2008 (d)	802,336,107	802,336,107
BNP Paribas, 2.0%, dated 9/30/2008, to be repurchased at $50,002,778 on 10/1/2008 (e)	50,000,000	50,000,000
JPMorgan Securities, Inc., 0.1%, dated 9/30/2008, to be repurchased at $331,346,359 on 10/1/2008 (f)	331,345,439	331,345,439

JPMorgan Securities, Inc., 2.0%, dated 9/30/2008, to be repurchased at $237,393,689 on 10/1/2008 (g)				237,380,501	237,380,501

Total Repurchase Agreements (Cost $2,667,930,427)					2,667,930,427
			% of Net Assets		Value ($)

Total Investment Portfolio (Cost $22,056,326,668) †			97.9		22,056,326,668
Other Assets and Liabilities, Net			2.1		467,416,298

Net Assets			100.0		22,523,742,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

**			Annualized yield at time of purchase; not a coupon rate.
†			The cost for federal income tax purposes was $22,056,326,668.
(a)			Collateralized by $342,339,569 Federal Home Loan Mortgage Corp., 5.5%, maturing on 6/1/2033 with a value of $345,966,505.
(b)			Collateralized by $725,107,000 US Treasury Inflation-Indexed Note, 2.0%, maturing on 7/15/2014 with a value of $856,800,072.
(c)			Collateralized by $72,498,394 Federal Home Loan Mortgage Corp., 5.5%, maturing on 7/1/2038 with a value of $73,107,928.
(d)			Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
515,716,216	Federal National Mortgage Association	5.5-6.5	3/1/2034-10/1/2038	528,019,905
194,840,728	Federal Home Loan Mortgage Corp.	5.5	7/1/2038-8/1/2038	196,478,862
98,222,096	Government National Mortgage Association	6.0	5/15/2038	100,918,031
Total Collateral Value				825,416,798
(e)			Collateralized by $51,070,622 Federal Home Loan Mortgage Corp., 5.5%, maturing on 7/1/2038 with a value of $51,500,001.
(f)			Collateralized by $293,700,600 US Treasury Inflation-Indexed Notes, with various coupon rates from 1.875-2.5%, with various maturities of 7/15/2013-7/15/2016 with a value of $337,977,311.
(g)

Collateralized by $1,182,666,269 Federal National Mortgage Association-Interest Only, with various coupon rates from 4.0-7.5%, with various maturities of 2/1/2018-1/25/2040 with a value of $244,501,938.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$ -

Level 2	22,056,326,668
Level 3	-
Total	$ 22,056,326,668

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008